PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Condensed Balance Sheets

Condensed Balance Sheets (In thousands, except for share and per share data)

	As of December 31,
	2018	2019
	RMB	RMB	US$
			Note 2 (e)
ASSETS
Current assets
Cash and cash equivalents	875	139,917	20,098
Amounts due from subsidiaries and other related parties	243,552	2,449,933	351,911
Prepaid expenses and other current assets	356,554	15,243	2,190
Total current assets	600,981	2,605,093	374,199
Non-current assets
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	3,516,976	6,021,088	864,875
Long-term investments	28,166	77,054	11,068
Other assets	—	1,020	147
Total non-current assets	3,545,142	6,099,162	876,090
Total assets	4,146,123	8,704,255	1,250,289
LIABILITIES
Current liabilities
Amounts due to subsidiaries, VIEs and VIEs’ subsidiaries	17,512	18,468	2,653
Accrued interest payable	—	12,136	1,743
Accrued expenses and other current liabilities	21,819	28,061	4,031
Total current liabilities	39,331	58,665	8,427
Convertible notes	—	2,046,051	293,897
Total non-current liabilities	—	2,046,051	293,897
Total liabilities	39,331	2,104,716	302,324
Commitments and contingencies (Note 21)

SHAREHOLDERS’ EQUITY:
Class A Ordinary Shares ($0.0001 par value per share; 1,889,352,801 shares authorized, 253,693,940 shares issued, 243,090,108 shares outstanding as of December 31, 2018; 1,889,352,801 shares authorized, 263,614,582 shares issued, 258,690,272 shares outstanding as of December 31, 2019)	160	170	24
Class B Ordinary Shares ($0.0001 par value per share; 110,647,199 shares authorized, 108,147,199 shares issued and outstanding as of December 31, 2018; 110,647,199 shares authorized, 100,727,057 shares issued and outstanding as of December 31, 2019)	66	61	9
Additional paid-in capital	2,328,716	2,519,886	361,959
Accumulated other comprehensive loss	(14,308)	(7,288)	(1,047)
Retained earnings	1,792,158	4,086,710	587,020
Total shareholders’ equity	4,106,792	6,599,539	947,965
Total liabilities and shareholders’ equity	4,146,123	8,704,255	1,250,289

Condensed Statements of Operations and Comprehensive Loss

Condensed Statements of Operations and Comprehensive Income (In thousands)

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
				Note 2 (e)
Operating expenses:
General and administrative expenses	(1,989)	(15,686)	(18,514)	(2,659)
Total operating expenses	(1,989)	(15,686)	(18,514)	(2,659)
Interest (expense)/income, net	(9,134)	4,304	(14,085)	(2,023)
Equity in income of subsidiaries, VIEs and VIEs’ subsidiaries	251,475	1,978,986	2,260,115	324,645
Other long-term investments related impairment	—	(12,739)	—	—
Investment income	—	18,753	57,391	8,244
Others, net	—	3,688	9,645	1,385
Income before income tax expense	240,352	1,977,306	2,294,552	329,592
Income tax expense	—	—	—	—
Net income	240,352	1,977,306	2,294,552	329,592
Pre-IPO Preferred Shares redemption value accretion	(82,117)	—	—	—
Income allocation to participating Pre-IPO Preferred Shares	(132,241)	—	—	—
Net income attributable to ordinary shareholders	25,994	1,977,306	2,294,552	329,592

Net income	240,352	1,977,306	2,294,552	329,592
Other comprehensive (loss)/income:
Foreign currency translation adjustments, net of nil tax	(31,893)	643	7,020	1,008
Total comprehensive income	208,459	1,977,949	2,301,572	330,600

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows (In thousands)

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
				Note 2 (e)
Net cash used in operating activities	(987)	(126,773)	(2,230,673)	(320,416)
Cash flows from investing activities:
Cash paid on long-term investments	(231,986)	(655,959)	(66,737)	(9,586)
Proceeds from disposal of long-term investments	—	—	9,000	1,293
Net cash used in investing activities	(231,986)	(655,959)	(57,737)	(8,293)
Cash flows from financing activities:
Proceeds from share issuance upon the underwriters’ exercise of over-allotment options, net of issuance costs	—	95,125	—	—
Proceeds from initial public offering, net of issuance costs	654,319	—	—	—
Proceeds from receivables from Pre-IPO Series C-1 preferred shareholders	49,775	170,790	348,264	50,025
Proceeds from issuance of convertible notes, net of debt discount	—	—	2,096,408	301,130
Payment of debt issuance costs	—	—	(24,048)	(3,454)
Payment of initial public offering expenses	—	(23,908)	—	—
Exercise of share-based awards	—	14	10,968	1,575
Net cash provided by financing activities	704,094	242,021	2,431,592	349,276
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(3,193)	(28,773)	(4,140)	(596)
Net increase/(decrease) in cash and cash equivalents and restricted cash	467,928	(569,484)	139,042	19,971
Cash and cash equivalents and restricted cash at beginning of the year	102,431	570,359	875	127
Cash and cash equivalents and restricted cash at end of the year	570,359	875	139,917	20,098